MoA Small Cap Equity Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MoA Small Cap Equity Index Fund | MoA Small Cap Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	8.55%	15.87%	(16.31%)	26.56%	10.62%	22.40%